SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
SHORT TERM INVESTMENTS [Abstract]
Schedule of short-term investments
	As of December 31,
	2014	2015
	RMB	RMB

Held-to-maturity investments	-	151,790
Available-for-sale investments	-	103,602
Total	-	255,392

Schedule of amortized cost, gross unrecognized holding gains and losses, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments
	As of December 31, 2015
	Amortized Cost	Gross unrecognized holding gains	Gross unrecognized holding loss	Gross unrealized gain in accumulated other comprehensive income	Estimated Fair value
Short-term investments:
Held-to-maturity investments	151,790	-	-	-	151,790

Available-for-sale investments	102,290	-	-	1,312	103,602

Schedule of gross realized gains and losses on available-for-sale investments
	Years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Gross realized gains on sales	-	-	1,971	304
Gross realized losses on sales	-	-	(4,757)	(734)
Gains (losses) on sale of available-for-sale investments	-	-	(2,786)	(430)

Schedule of interest income recognized on held-to-maturity investments
	Year Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	USD

Interest income recognized on held-to-maturity investments	-	-	7,027	1,085